SUPPLEMENT DATED MAY 29, 2014 TO THE PROSPECTUS OF

MARKET VECTORS ETF TRUST

Dated December 10, 2013

This Supplement updates certain information contained in the above-dated Prospectus for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors Emerging Markets Aggregate Bond ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1.888.MKT.VCTR or by visiting the Van Eck website at www.marketvectorsetfs.com.

Effective immediately, the number of Shares in a Creation Unit for the Fund will be decreased from 200,000 to 50,000. Therefore, all references to “200,000 Shares” with respect to the number of Shares comprising a Creation Unit of the Fund should be removed and replaced with “50,000 Shares.”

Please retain this supplement for future reference.

SUPPLEMENT DATED MAY 29, 2014 TO THE

STATEMENT OF ADDITIONAL INFORMATION OF

MARKET VECTORS ETF TRUST

Dated December 10, 2013

This Supplement updates certain information contained in the above-dated Statement of Additional Information for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors Emerging Markets Aggregate Bond ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Statement of Additional Information free of charge, upon request, by calling toll-free 1.888.MKT.VCTR or by visiting the Van Eck website at www.marketvectorsetfs.com.

Effective immediately, the number of Shares in a Creation Unit for the Fund will be decreased from 200,000 to 50,000. Therefore, all references to “200,000 Shares” with respect to the number of Shares comprising a Creation Unit of the Fund should be removed and replaced with “50,000 Shares.”

Please retain this supplement for future reference.